Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Property Plant And Equipment [Abstract]
Depreciation	$ 800	$ 3,266	$ 5,700	$ 6,531